Basis of Presentation and Summary of Significant Accounting Policies - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts related to accounts receivable-trade	¥ 70,495	¥ 15,925
Allowance for doubtful accounts related to accounts receivable-other	457	457
Short-term accounts receivable-other	646,207	606,074
Long-term accounts receivable-other	84,338	95,797
Allowance for doubtful accounts on long-term accounts receivable	111,756	116,547
Receivable from commercial facilities and credit card companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term accounts receivable-other	454,545	439,340
Loan receivable due from an unrelated business entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Monthly repayment of loan receivable due from an unrelated business entity	1,200
Principal balance due	183,075	199,325
Short-term accounts receivable-other	14,400	12,750
Long-term accounts receivable-other	¥ 13,019	¥ 13,019